Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Business Combinations
The following table summarizes the preliminary fair value calculation of the consideration transferred on January 3, 2020.

In millions of R$, except for the number of shares
Number of Avon common shares outstanding as of January 3, 2020	536,383,776
Multiplied by the Exchange Ratio of 0.600 Natura &Co shares per each Avon common share	321,830,266
Multiplied by the market price of Natura &Co shares on January 3, 2020	41.00

Consideration in the issuance of shares	13,195
Consideration transferred adjustment (*)	171

Fair value of estimated consideration to be transferred	13,366

Summary of Major Class Of Assets Acquired And Liabilities Assumed In Business Combination
The following table summarizes the preliminary allocation of the consideration transferred on January 3, 2020.

In millions of R$
13,366
Total estimated consideration to be transferred:
(-) Fair value of acquired assets:
Cash and cash equivalent	2,636
Accounts receivable	1,135
Inventories	1,942
Other current assets	1,055
Assets held for sale	185
Property, plant and equipment	2,884
Income tax and deferred social contribution	667
Assets of right of use	580
Other non-current assets	475
Judicial deposits	284
Recoverable taxes	516
Employee benefit plan	553

Intangible	5,709
(+) Fair value of liabilities assumed:
Current Liabilities	6,094
Provision for contingencies	651
Long-term debt	7,082
Leasing	586
Deferred taxes	672
Other liabilities	809

(-) Net Assets	2, 727

Non-controlling interest	28

Estimated preliminary goodwill	10,667